Pay vs Performance Disclosure Unit_pure in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by the Dodd-Frank Act and Item 402(v) of Regulation S-K, the Pay versus Performance disclosure that follows provides information about the relationship between Compensation Actually Paid, or CAP, to our Principal Executive Officer, or PEO, and Non-PEO NEOs and certain financial performance measures of the company. See the Compensation Discussion and Analysis within this proxy statement for further information concerning the company’s variable pay-for-performance philosophy and how the company aligns executive compensation with company performance.

							Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO (Blanchard)	Summary Compensation Table Total for Other PEO (Darling)	Compensation Actually Paid to PEO (Blanchard)	Compensation Actually Paid to Other PEO (Darling)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Total Shareholder Return	Net Income ($mm)	Revenue ($mm)
	(a)	(b)	(a)	(b)	(c)	(c)	(d)	(d)	(e)	(e)
2022	$5,940,722	N/A	$3,599,763	N/A	$1,739,011	$1,406,419	$57	$111	($15)	$156
2021	$4,202,608	N/A	$1,818,313	N/A	$1,234,846	$1,051,797	$69	$125	$4	$148
2020	$10,029,434	$288,753	$10,513,388	($7,088,313)	$1,411,154	$772,039	$87	$126	($24)	$130

(a)	Dr. Blanchard served as interim CEO for part of 2020 and was appointed President and CEO in April 2020.
(b)	Mr. Darling , CEO at the beginning of 2020, passed away unexpectedly in January 2020. All of Mr. Darling’s unvested equity was forfeited upon his death.
(c)
NEOs in 2022 include Messrs. Levitz and Colleran, NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the company’s EVP, Human Resources, retired in March 2022. NEOs in 2020 include Messrs. Levitz, Colleran, Finnerty, Loerop and Sylvia Cheung. Ms. Cheung, the company’s CFO, resigned in August 2020. Mr. Colleran joined the company as EVP, General Counsel and Secretary in March 2020, and Mr. Levitz joined company as EVP, CFO and Treasurer in August 2020.

(d)	Shareholder return is based on $100 investment at the beginning of 2020. Peer shareholder return is based on the NASDAQ Biotechnology Index.
(e)	Net Income and Revenue are as reported in the company’s Annual Report on Form 10-K for each fiscal year referenced.

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote [Text Block]
(c)
NEOs in 2022 include Messrs. Levitz and Colleran, NEOs in 2021 include Messrs. Levitz, Colleran, Thomas Finnerty and James Loerop. Mr. Loerop, the company’s EVP, Business Development and Strategic Planning, resigned in January 2022. Mr. Finnerty, the company’s EVP, Human Resources, retired in March 2022. NEOs in 2020 include Messrs. Levitz, Colleran, Finnerty, Loerop and Sylvia Cheung. Ms. Cheung, the company’s CFO, resigned in August 2020. Mr. Colleran joined the company as EVP, General Counsel and Secretary in March 2020, and Mr. Levitz joined company as EVP, CFO and Treasurer in August 2020.

Peer Group Issuers, Footnote [Text Block]			Shareholder return is based on $100 investment at the beginning of 2020. Peer shareholder return is based on the NASDAQ Biotechnology Index.
Adjustment To PEO Compensation, Footnote [Text Block]
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO
NEO each year.

	PEO (Blanchard)			PEO (Darling)	Average NEO
	2022	2021	2020	2020	2022	2021	2020
SCT Total Compensation	$5,940,722	$4,202,608	$10,029,434	$288,753	$1,739,011	$1,234,846	$1,411,154
SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	($4,630,341)	($2,942,637)	($8,994,889)	$0	($1,051,440)	($658,333)	($962,952)
ADD Year End Fair Value of Equity Awards Made During Year (b)	$5,294,178	$3,254,974	$9,337,528	$0	$1,205,238	$728,209	$668,806
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,016,462)	($2,470,476)	$0	$0	($274,828)	($189,171)	($64,142)
ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (d)	($1,988,334)	($226,155)	$0	($18,351)	($211,562)	($63,754)	($83,186)

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	PEO (Blanchard)			PEO (Darling)	Average NEO
	2022	2021	2020	2020	2022	2021	2020
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	$0	$0	$141,315	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	$0	$0	$0	($7,358,716)	$0	$0	($197,641)
Total Adjustments Related to Equity Awards	($2,340,959)	($2,384,295)	$483,954	($7,377,066)	($332,592)	($183,048)	($639,115)
Compensation Actually Paid Total	$3,599,763	$1,818,313	$10,513,388	($7,088,313)	$1,406,419	$1,051,797	$772,039

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted. In 2020, Dr. Blanchard received a grant of RSUs for her service as interim Chief Executive Officer between February and April 2020, which RSUs fully vested upon her permanent appointment as President and CEO in April 2020.

(f)
Represents the prior year-end fair value of equity awards that were forfeited by other PEOs who terminated during the year. Mr. Darling passed away unexpectedly in early 2020, and unvested equity awards were forfeited upon his death.. Ms. Cheung resigned in August 2020 and all unvested equity awards were forfeited upon her resignation.

Non-PEO NEO Average Total Compensation Amount			$ 1,739,011	$ 1,234,846	$ 1,411,154
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,406,419	1,051,797	772,039
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table sets forth a reconciliation from the summary compensation table (SCT) to compensation actually paid (CAP) to our PEO and to our average non-PEO
NEO each year.

	PEO (Blanchard)			PEO (Darling)	Average NEO
	2022	2021	2020	2020	2022	2021	2020
SCT Total Compensation	$5,940,722	$4,202,608	$10,029,434	$288,753	$1,739,011	$1,234,846	$1,411,154
SUBTRACT Grant Fair Value of Equity Awards Made During Year (a)	($4,630,341)	($2,942,637)	($8,994,889)	$0	($1,051,440)	($658,333)	($962,952)
ADD Year End Fair Value of Equity Awards Made During Year (b)	$5,294,178	$3,254,974	$9,337,528	$0	$1,205,238	$728,209	$668,806
ADD Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (c)	($1,016,462)	($2,470,476)	$0	$0	($274,828)	($189,171)	($64,142)
ADD Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year (d)	($1,988,334)	($226,155)	$0	($18,351)	($211,562)	($63,754)	($83,186)

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	PEO (Blanchard)			PEO (Darling)	Average NEO
	2022	2021	2020	2020	2022	2021	2020
ADD Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year (e)	$0	$0	$141,315	$0	$0	$0	$0
SUBTRACT Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year (f)	$0	$0	$0	($7,358,716)	$0	$0	($197,641)
Total Adjustments Related to Equity Awards	($2,340,959)	($2,384,295)	$483,954	($7,377,066)	($332,592)	($183,048)	($639,115)
Compensation Actually Paid Total	$3,599,763	$1,818,313	$10,513,388	($7,088,313)	$1,406,419	$1,051,797	$772,039

(a)	Represents the grant date fair value of equity-based awards made during the fiscal year.
(b)	Represents the year-end fair value of equity awards that were made during the fiscal year.
(c)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of year-end.
(d)	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
(e)
Represents the fair value on the vesting date of equity-based awards that vested in the same year as granted. In 2020, Dr. Blanchard received a grant of RSUs for her service as interim Chief Executive Officer between February and April 2020, which RSUs fully vested upon her permanent appointment as President and CEO in April 2020.

(f)
Represents the prior year-end fair value of equity awards that were forfeited by other PEOs who terminated during the year. Mr. Darling passed away unexpectedly in early 2020, and unvested equity awards were forfeited upon his death.. Ms. Cheung resigned in August 2020 and all unvested equity awards were forfeited upon her resignation.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]	The following table sets forth what we consider to be the most important financial performance measures in how CAP was linked to company performance during 2022.
Key Financial Measures
Revenues
Gross Margin
Adjusted EBITDA

Total Shareholder Return Amount			$ 57	69	87
Peer Group Total Shareholder Return Amount			111	125	126
Net Income (Loss)			$ (15,000,000)	$ 4,000,000	$ (24,000,000)
Company Selected Measure Amount			156	148	130
PEO Name			Dr. Blanchard	Dr. Blanchard
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenues
Non-GAAP Measure Description [Text Block]			Net Income and Revenue are as reported in the company’s Annual Report on Form 10-K for each fiscal year referenced.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Dr. Blanchard [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 10,029,434	$ 5,940,722	$ 4,202,608	$ 10,029,434
PEO Actually Paid Compensation Amount		$ 10,513,388	3,599,763	1,818,313	10,513,388
PEO Name		Dr. Blanchard
Mr. Darling [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 288,753				288,753
PEO Actually Paid Compensation Amount	$ (7,088,313)				(7,088,313)
PEO Name	Mr. Darling
PEO [Member] | Dr. Blanchard [Member] | Grant Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,630,341)	(2,942,637)	(8,994,889)
PEO [Member] | Dr. Blanchard [Member] | Year End Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,294,178	3,254,974	9,337,528
PEO [Member] | Dr. Blanchard [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,016,462)	(2,470,476)	0
PEO [Member] | Dr. Blanchard [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,988,334)	(226,155)	0
PEO [Member] | Dr. Blanchard [Member] | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	141,315
PEO [Member] | Dr. Blanchard [Member] | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Dr. Blanchard [Member] | Adjustments Related to Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,340,959)	(2,384,295)	483,954
PEO [Member] | Mr. Darling [Member] | Grant Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Darling [Member] | Year End Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Darling [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Darling [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,351)
PEO [Member] | Mr. Darling [Member] | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Darling [Member] | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(7,358,716)
PEO [Member] | Mr. Darling [Member] | Adjustments Related to Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(7,377,066)
Non-PEO NEO [Member] | Grant Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,051,440)	(658,333)	(962,952)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,205,238	728,209	668,806
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(274,828)	(189,171)	(64,142)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(211,562)	(63,754)	(83,186)
Non-PEO NEO [Member] | Fair Value at Vesting of Equity Awards Made During Year That Also Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(197,641)
Non-PEO NEO [Member] | Adjustments Related to Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (332,592)	$ (183,048)	$ (639,115)